Consolidated condensed statements of financial position - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Non-current assets
Contracted concessional assets	$ 7,907,329	$ 8,161,129
Investments carried under the equity method	127,619	139,925
Financial investments	91,757	91,587
Deferred tax assets	157,432	147,966
Total non-current assets	8,284,137	8,540,607
Current assets
Inventories	20,581	20,268
Trade and other receivables	341,183	317,568
Financial investments	183,098	218,577
Cash and cash equivalents	690,172	562,795
Total current assets	1,235,034	1,119,208
Total assets	9,519,171	9,659,815
Equity attributable to the Company
Share capital	10,160	10,160
Parent company reserves	1,859,142	1,900,800
Other reserves	43,885	73,797
Accumulated currency translation differences	(111,408)	(90,824)
Retained earnings	(425,968)	(385,457)
Non-controlling interest	193,319	206,380
Total equity	1,569,130	1,714,856
Non-current liabilities
Long-term corporate debt	779,335	695,085
Long-term project debt	3,953,432	4,069,909
Grants and other liabilities	1,622,257	1,641,752
Related parties	15,609	17,115
Derivative liabilities	335,396	298,744
Deferred tax liabilities	237,518	248,996
Total non-current liabilities	6,943,547	6,971,601
Current liabilities
Short-term corporate debt	28,012	28,706
Short-term project debt	823,760	782,439
Trade payables and other current liabilities	126,695	128,062
Income and other tax payables	28,027	34,151
Total current liabilities	1,006,494	973,358
Total equity and liabilities	$ 9,519,171	$ 9,659,815